RELATED PARTY (Narrative) (Details) ₪ in Thousands, $ in Thousands, € in Millions		12 Months Ended
	Jun. 01, 2015 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 14, 2024 USD ($)	Jun. 30, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Borrowings | €						€ 200.8
Consultancy Agreement [Member]
Disclosure of transactions between related parties [line items]
Consulting fees		$ 289	$ 240	$ 195
Consultancy Agreement [Member] | Barak Matalon [Member] | Israel, New Shekels
Disclosure of transactions between related parties [line items]
Monthly payment for consultancy services | ₪	₪ 45,000
Loan Agreement [Member] | Barak Matalon [Member]
Disclosure of transactions between related parties [line items]
Borrowings					$ 7,000
Borrowings interest rate					9.50%